Income Taxes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes
Unrecognized tax benefits			¥ 0	¥ 0			¥ 0
Components of income tax expense
Current tax		¥ 561,001		464,025		¥ 182,270
Deferred tax		(103,256)		(218,993)		(68,338)
Total tax expenses	$ 70,664	457,745		245,032		113,932
Undistributed earnings of the Group's subsidiaries and the VIE in the PRC			1,839,900	1,839,900			4,148,100
Deferred income tax liability not recorded in respect of undistributed earnings			92,000	92,000			207,400
Provision for the Chinese dividend withholding taxes		0		0
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates	316,547	2,050,520		1,060,341		435,152
Computed income tax expense at PRC EIT tax rate		512,630		265,085		108,788
Effect of non-deductible expenses, including:
Share-based compensation expenses		75,735		56,374		19,126
Other non-deductible expenses		4,259		9,487		2,164
Effect of different tax rates of a subsidiary operating in other jurisdiction		392		578		(1,000)
Effect of tax holidays on concessionary rates		(144,958)		(46,159)		(12,059)
Effect of non-taxable income		(7,242)		(20,271)
Change in valuation allowance		10,444		(15,891)		(3,087)
Others		6,485		(4,171)
Total tax expenses	70,664	457,745		245,032		113,932
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect		¥ 144,958		46,159		¥ 12,059
Deferred tax assets:
Net operating loss carry forwards			65,279	65,279			59,652
Allowance for doubtful debts			1,633	1,633			1,083
Allowance for intangible assets and other investments			6,842	6,842			9,678
Inventory write-down			19,009	19,009			33,116
Payroll payable and other accruals			59,651	59,651			28,490
Deferred revenue			108,153	108,153			93,590
Advertising expenses			24,354	24,354			24,354
Others			974	974			983
Less: valuation allowance			(52,746)	(52,746)			(48,943)
Total deferred tax assets-current	$ 31,184		233,149	233,149			202,003
Deferred tax liability:
Intangible assets			242,697	242,697			175,416
Total deferred tax liability-non-current			242,697	¥ 242,697			¥ 175,416
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%		16.50%		16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Threshold annual primary business revenue as percentage of total enterprise revenue	70.00%	70.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations		¥ 100
Minimum underpayment of income tax liability, which attracts five years statute of limitations | $	$ 15
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%						25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and the variable interest entities			¥ 273,041	¥ 273,041			¥ 238,606
People's Republic of China | Vipshop Chongqing
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Pinwei Software
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Class A and Class B ordinary shares
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | $ / shares	$ 1.25		¥ 0.41		$ 0.11
Per share effect - diluted (in dollars per share) | $ / shares	$ 1.21		¥ 0.38		$ 0.10